SBL Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated March 5, 2008
to Prospectus Dated May 1, 2007

The following information supplements and amends the information in the Prospectus regarding SBL Fund Series D (Global Series) (the "Series"):

Security Global Investors, LLC, ("SGI") and OppenheimerFunds, Inc., each manage approximately one-half of the assets of the Series. Effective on or about May 1, 2008, SGI will serve as investment sub-adviser to all of the assets of the Series and all references to OppenheimerFunds Inc., as sub-adviser to the Series, will be deleted.

Please Retain This Supplement For Future Reference

SBL Fund
One Security Benefit Place
Topeka, Kansas 66636-0001

Supplement Dated March 5, 2008
to Statement of Additional Information Dated May 1, 2007

The following information supplements and amends the information in the Statement of Additional Information regarding SBL Fund Series D (Global Series) (the "Series"):

Security Global Investors, LLC, ("SGI") and OppenheimerFunds, Inc., each manage approximately one-half of the assets of the Series. Effective on or about May 1, 2008, SGI will serve as investment sub-adviser to all of the assets of the Series and all references to OppenheimerFunds Inc., as sub-adviser to the Series, will be deleted.

Please Retain This Supplement For Future Reference